Schedule of subsidiary of limited liability company or limited partnership (Details)	12 Months Ended
Dec. 31, 2025
Intchains Global Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Oct. 29, 2021
Place of incorporation	The BVI
Equity interest held	100.00%
Principal activities	Investment Holding
Intchains Pte. Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Nov. 17, 2021
Place of incorporation	Singapore
Equity interest held	100.00%
Principal activities	International Trading business
Intchains Investment (BVI) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 01, 2021
Place of incorporation	The BVI
Equity interest held	100.00%
Principal activities	Investment Holding
Intchains Technology (Hongkong) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 16, 2021
Place of incorporation	Hong Kong
Equity interest held	100.00%
Principal activities	Investment Holding and Trading business
Jerryken Intelligent Technology (Shanghai) Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Sep. 28, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Assembly of mining products and spare parts
Shanghai Intchains Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Dec. 13, 2017
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of mining products and WEB3 applications
Shanghai Lianfa Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Sep. 09, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of mining products and WEB3 applications
Shanghai Xinbaiwei Smart Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Oct. 22, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Trading business
Intchains Capital Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 17, 2023
Place of incorporation	Cayman Islands
Equity interest held	100.00%
Principal activities	Investment Holding
Shanghai Dongyuanwei Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 28, 2024
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of mining products and WEB3 applications
Intchains Malaysia Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 31, 2024
Place of incorporation	Malaysia
Equity interest held	100.00%
Principal activities	Maintenance Service
Inno Mech Ops Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Dec. 05, 2024
Place of incorporation	United States
Equity interest held	100.00%
Principal activities	Global support services
Intchains Digital Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Dec. 10, 2024
Place of incorporation	United States
Equity interest held	100.00%
Principal activities	Global support services